Segment Reporting and Geographic Data	6 Months Ended
Jun. 30, 2013
Segment Reporting and Geographic Data

20. Segment Reporting and Geographic Data

The Company has determined that it operates in one segment (see Note 3).

The geographic area data below summarizes subscription revenue and long-lived tangible assets for the significant countries in which the Company operates:

	Year Ended December 31,		Six Months Ended June 30,
	2011	2012	2012	2013
			(unaudited)
Subscription revenue(1):
United States	$78,776	$111,386	$50,833	$70,754
United Kingdom	8,146	8,944	4,249	5,436
Ireland	4,474	3,742	1,942	1,948
All other countries	921	3,379	1,381	2,810

Total subscription revenue	$92,317	$127,451	$58,405	$80,948

	December 31,		June 30, 2013
	2011	2012
			(unaudited)
Long-lived tangible assets(2):
United States	$21,607	$34,232	$43,371
United Kingdom	2,304	3,407	3,939
Ireland	2,937	3,493	4,511

Total long-lived tangible assets	$26,848	$41,132	$51,821

(1)	Subscription revenue represents sales to external customers based on the location of the customer.

(2)	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.